UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011
                                               -----------------

Check here if Amendment [ ]: Amendment Number:
                                               ----------------

       This Amendment (Check only one.):       [ ] is a restatement
                                               [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:


Name:      Algebris Investments (UK) LLP
Address:   7 Clifford Street
           London, W1S 2FT, United Kingdom


Form 13F File Number: 028-12922
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Angus Milne
Title:  Head of Compliance
Phone:  +44 20 7440 2330


Signature, Place and Date of Signing:

/s/ Angus Milne              London, United Kingdom          February 14, 2012
----------------------       ----------------------          -----------------
   [Signature]                    [City, State]                    [Date]


Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0
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Form 13F Information Table Entry Total:             18
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Form 13F Information Table Value Total:           $55,573
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                                               (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE




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                                               ALGEBRIS INVESTMENTS (UK) LLP
                                                 FORM 13F INFORMATION TABLE
                                              Quarter Ended December 31, 2011
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                                                             VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
                                                            --------  -------  ---  ----  ----------  --------  --------------------
        NAME OF ISSUER         TITLE OF CLASS      CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE     SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
ALLSTATE CORP                   COM              020002101      228     8,300   SH          SOLE                  8,300
BLACKSTONE GROUP L P            COM UNIT LTD     09253U108    6,214   443,555   SH          SOLE                443,555
CITIGROUP INC                   COM NEW          172967424   20,051   762,096   SH          SOLE                762,096
FIFTH THIRD BANCORP             COM              316773100      161    12,642   SH          SOLE                 12,642
HARTFORD FINL SVCS GROUP INC    COM              416515104    3,213   197,699   SH          SOLE                197,699
JPMORGAN CHASE & CO             COM              46625H100    7,989   240,274   SH          SOLE                240,274
KEYCORP NEW                     COM              493267108      215    27,902   SH          SOLE                 27,902
METLIFE INC                     COM              59156R108    6,558   210,334   SH          SOLE                210,334
MORGAN STANLEY                  COM NEW          617446448    5,651   373,472   SH          SOLE                373,472
NASDAQ OMX GROUP INC            COM              631103108      279    11,376   SH          SOLE                 11,376
PEOPLES UNITED FINANCIAL INC    COM              712704105      252    19,600   SH          SOLE                 19,600
POPULAR INC                     COM              733174106      132    94,773   SH          SOLE                 94,773
PRUDENTIAL FINL INC             COM              744320102      265     5,290   SH          SOLE                  5,290
ROYAL BK SCOTLAND GROUP PLC     SP ADR PREF M    780097796    1,709   150,000   SH          SOLE                150,000
ROYAL BK SCOTLAND GROUP PLC     ADR PREF SHS R   780097747      280    25,000   SH          SOLE                 25,000
ROYAL BK SCOTLAND GROUP PLC     SP ADR PREF T    780097713      639    50,000   SH          SOLE                 50,000
TRAVELERS COMPANIES INC         COM              89417E109      237     4,000   SH          SOLE                  4,000
WELLS FARGO & CO NEW            COM              949746101    1,500    54,411   SH          SOLE                 54,411

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